Payden U.S. Government Fund
1
Schedule of Investments
- January 31, 2025 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (1%
)
731,500 Fannie Mae Grantor Trust 2017-T1, 2.90%,
6/25/27
(Cost - $704) $ 702
Mortgage Backed (41%
)
1,556,420 Fannie Mae-Aces 2017-M15 , 3.16% ,
11/25/27 (a) 1,504
970,697 FH 841779 ARM , ( U.S. Secured Overnight
Financing Rate Index 30day Average + 2.335% ) ,
4.44% , 6/01/54 (b) 946
711,642 FH 8C0092 ARM , ( U.S. Secured Overnight
Financing Rate Index 30day Average + 2.130% ) ,
1.54% , 8/01/51 (b) 648
846,290 FH 8C0312 ARM , ( U.S. Secured Overnight
Financing Rate Index 30day Average + 2.130% ) ,
4.44% , 7/01/52 (b) 830
700,000 FHLMC Multifamily Structured Pass-Through
Certificates K058 , 2.65% , 8/25/26 681
1,021,752 FHLMC Multifamily Structured Pass-Through
Certificates K061 , 3.35% , 11/25/26 (a) 999
1,200,000 FHLMC Multifamily Structured Pass-Through
Certificates K505 , 4.82% , 6/25/28 1,207
401,734 FHLMC Multifamily Structured Pass-Through
Certificates Q013 , 2.99% , 5/25/50 (a) 400
238,673 FN AS4186 15YR , 2.50% , 1/01/30 229
150,897 FN AS6443 15YR , 3.00% , 12/01/30 145
259,587 FN AS8013 15YR , 2.50% , 9/01/31 246
288,912 FN BM4153 15YR , 3.00% , 6/01/33 276
1,248,231 FN BM7166 ARM , ( U.S. Secured Overnight
Financing Rate Index 30day Average + 2.346% ) ,
5.15% , 3/01/53 (b) 1,255
390,116 FN BP6814 ARM , ( FTSE USD IBOR Consumer
Cash Fallbacks Term 1Year + 1.610% ) , 2.29% ,
5/01/50 (b) 355
725,864 FN BR9966 ARM , ( U.S. Secured Overnight
Financing Rate Index 30day Average + 1.610% ) ,
1.92% , 5/01/51 (b) 645
758,130 FN BV2462 ARM , ( U.S. Secured Overnight
Financing Rate Index 30day Average + 2.130% ) ,
3.79% , 6/01/52 (b) 732
1,070,197 FN FS2395 15YR , 3.50% , 7/01/37 1,019
1,043,180 FN MA4694 15YR , 3.50% , 8/01/37 989
1,566,102 FN MA4869 30YR , 5.50% , 1/01/53 1,551
827,639 FN MA5072 30YR , 5.50% , 7/01/53 820
784,179 FN MA5110 15YR , 5.00% , 8/01/38 783
696,784 FNR 2024-21 DA 2024-21 , 5.50% , 12/25/46 704
60,497 FNR FA 2002-10 , ( U.S. Secured Overnight
Financing Rate Index 30day Average + 0.864% ) ,
5.22% , 2/25/32 (b) 61
636,115 FR SB8192 15YR , 5.00% , 10/01/37 636
1,436,631 FR SB8206 15YR , 5.00% , 1/01/38 1,436
845,382 FR SD8308 30YR , 5.50% , 3/01/53 836
Principal
or Shares Security Description
Value
(000)
1,468,867 FR SD8452 30YR , 5.00% , 8/01/54 $ 1,419
1,122,494 FR SD8461 30YR , 5.00% , 9/01/54 1,085
768,697 FRESB Mortgage Trust 2021-SB83 , 0.63% ,
1/25/26 (a) 744
778,135 FRESB Mortgage Trust 2017-SB38 , 2.92% ,
8/25/27 (a) 748
747,514 FRESB Mortgage Trust 2018-SB56 , 3.69% ,
10/25/28 (a) 724
674,720 FRESB Mortgage Trust 2019-SB59 , 3.47% ,
1/25/29 (a) 647
920,354 FRESB Mortgage Trust 2020-SB79 , 0.80% ,
7/25/40 (a) 893
219,070 G2 778200 , 4.00% , 2/20/32 214
236,118 G2 778203 , 4.75% , 2/20/32 235
542,736 G2 AD0857 , 3.75% , 9/20/33 521
228,663 G2 AY5132 , 3.25% , 7/20/37 214
449,652 G2 AY5138 , 3.25% , 12/20/37 421
235,604 GN 728153 , 5.50% , 10/15/29 238
125,479 GNR ST 2014-79 , 33.00% , 7/20/29 (a) (c) 1
Total Mortgage Backed (Cost - $29,747)
28,037
U.S. Government Agency (1%
)
500,000 Federal Home Loan Mortgage Corp., 4.00%,
2/28/25
(Cost - $500) 500
U.S. Treasury (54%
)
1,000,000 U.S. Treasury Note , 4.00% , 12/15/25 998
1,400,000 U.S. Treasury Note , 4.00% , 2/15/26 1,396
6,000,000 U.S. Treasury Note , 3.63% , 5/15/26 5,956
6,000,000 U.S. Treasury Note , 4.38% , 12/15/26 6,018
7,700,000 U.S. Treasury Note , 4.00% , 1/15/27 7,671
5,500,000 U.S. Treasury Note , 3.25% , 6/30/27 5,382
6,000,000 U.S. Treasury Note , 3.75% , 8/15/27 5,933
3,000,000 U.S. Treasury Note , 4.00% , 2/29/28 2,979
Total U.S. Treasury (Cost - $36,411)
36,333
Investment Company (3%
)
2,385,294 Payden Cash Reserves Money Market Fund *
(Cost - $2,385)
2,385
Purchase Options  (0%
)
Total Purchase Options (Cost - $6) 7
Total Investments (Cost - $69,753) (100%)
67,964
Other Assets, net of Liabilities (0%)
306
Net Assets (100%) $ 68,270
* Affiliated investment.
(a) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2025.
(c) Yield to maturity at time of purchase.

Payden Mutual Funds
Payden U.S. Government Fund
continued
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Treasury 10-Year Note Future 10 Mar-25 $ 1,088 $ 2 $ 2
U.S. Treasury 5-Year Note Future 72 Mar-25 7,660 (62) (62)
a a
(60)
Short Contracts:
U.S. Ultra Bond Future 9 Mar-25 (1,066) 50 50
a a
Total Futures
$(10)
Purchase Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.0%
U.S. 5YR Note 40 $ 719 $ 107 02/21/2025 $7 Call